UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04098
Name of Registrant: Vanguard Chester Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: December 31, 2014

Item 1: Schedule of Investments

Vanguard PRIMECAP Fund

Schedule of Investments
As of December 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (95.4%)
Consumer Discretionary (8.8%)
L Brands Inc.	10,018,818	867,129
* DIRECTV	8,053,962	698,278
Walt Disney Co.	5,100,000	480,369
TJX Cos. Inc.	6,875,000	471,487
Ross Stores Inc.	4,523,600	426,395
Carnival Corp.	7,126,500	323,044
^ Sony Corp. ADR	14,500,000	296,815
* Bed Bath & Beyond Inc.	2,300,975	175,265
Whirlpool Corp.	725,000	140,461
VF Corp.	772,400	57,853
* Amazon.com Inc.	146,000	45,311
Time Warner Cable Inc.	293,304	44,600
Las Vegas Sands Corp.	400,000	23,264
* CarMax Inc.	13,300	886
		4,051,157
Consumer Staples (0.4%)
CVS Health Corp.	1,795,065	172,883
Costco Wholesale Corp.	200,000	28,350
		201,233
Energy (2.7%)
Schlumberger Ltd.	3,662,200	312,789
EOG Resources Inc.	3,245,000	298,767
^ Transocean Ltd.	14,175,279	259,833
Noble Energy Inc.	3,640,000	172,645
Exxon Mobil Corp.	615,000	56,857
National Oilwell Varco Inc.	594,600	38,964
* Cameron International Corp.	627,500	31,344
* Southwestern Energy Co.	968,779	26,438
Encana Corp.	1,500,000	20,805
Cabot Oil & Gas Corp.	240,000	7,106
Petroleo Brasileiro SA ADR Type A	600,000	4,548
Petroleo Brasileiro SA ADR	400,000	2,920
Noble Corp. plc	100,000	1,657
		1,234,673
Financials (5.7%)
Charles Schwab Corp.	26,103,992	788,079
Marsh & McLennan Cos. Inc.	11,681,100	668,626
Wells Fargo & Co.	8,115,900	444,914
Chubb Corp.	2,799,000	289,612
CME Group Inc.	2,427,000	215,154
Progressive Corp.	4,225,000	114,033
US Bancorp	1,060,000	47,647
American Express Co.	422,100	39,272
Discover Financial Services	531,100	34,782
		2,642,119
Health Care (29.2%)
* Biogen Idec Inc.	9,973,695	3,385,571

Amgen Inc.	15,886,700	2,530,592
Eli Lilly & Co.	29,130,000	2,009,679
Roche Holding AG	5,872,200	1,591,027
Novartis AG ADR	12,568,965	1,164,640
Medtronic Inc.	10,004,152	722,300
Johnson & Johnson	6,324,469	661,350
* Boston Scientific Corp.	28,342,560	375,539
Abbott Laboratories	6,472,900	291,410
Thermo Fisher Scientific Inc.	1,968,600	246,646
AbbVie Inc.	2,914,800	190,744
GlaxoSmithKline plc ADR	3,200,400	136,785
Sanofi ADR	2,550,000	116,305
Agilent Technologies Inc.	880,500	36,048
Stryker Corp.	259,000	24,431
Zimmer Holdings Inc.	197,000	22,344
		13,505,411
Industrials (15.6%)
FedEx Corp.	9,795,968	1,701,168
1 Southwest Airlines Co.	34,559,300	1,462,550
Honeywell International Inc.	5,025,700	502,168
Airbus Group NV	9,123,900	451,068
Union Pacific Corp.	3,297,400	392,819
Alaska Air Group Inc.	6,218,326	371,607
Caterpillar Inc.	4,050,000	370,696
* United Continental Holdings Inc.	4,280,800	286,343
CH Robinson Worldwide Inc.	3,304,308	247,460
United Parcel Service Inc. Class B	2,181,070	242,469
Boeing Co.	1,475,000	191,720
Delta Air Lines Inc.	3,793,000	186,578
Deere & Co.	1,995,500	176,542
American Airlines Group Inc.	2,420,000	129,785
United Technologies Corp.	1,007,000	115,805
Pentair plc	1,469,000	97,571
Rockwell Automation Inc.	775,000	86,180
Canadian Pacific Railway Ltd.	385,800	74,340
CSX Corp.	1,390,000	50,360
Safran SA	592,000	36,523
Expeditors International of Washington Inc.	790,742	35,275
Pall Corp.	205,000	20,748
Norfolk Southern Corp.	46,100	5,053
* Hertz Global Holdings Inc.	140,000	3,492
Republic Services Inc. Class A	17,000	684
		7,239,004
Information Technology (30.7%)
Texas Instruments Inc.	34,447,100	1,841,714
Microsoft Corp.	39,156,600	1,818,824
* Adobe Systems Inc.	23,310,070	1,694,642
Hewlett-Packard Co.	21,139,400	848,324
* Google Inc. Class A	1,419,843	753,454
* Google Inc. Class C	1,419,843	747,405
* Micron Technology Inc.	20,220,000	707,902
Intuit Inc.	7,390,300	681,312
Intel Corp.	17,810,500	646,343
QUALCOMM Inc.	8,154,050	606,091
EMC Corp.	16,872,800	501,797
Oracle Corp.	7,810,000	351,216

	Cisco Systems Inc.		12,318,050	342,627
	KLA-Tencor Corp.		4,668,100	328,261
	Telefonaktiebolaget LM Ericsson ADR		25,764,626	311,752
	NVIDIA Corp.		13,880,000	278,294
	Visa Inc. Class A		1,046,720	274,450
1	Plantronics Inc.		3,701,500	196,253
*	Alibaba Group Holding Ltd. ADR		1,849,000	192,185
	NetApp Inc.		4,440,000	184,038
	Analog Devices Inc.		2,240,000	124,365
	Corning Inc.		5,243,200	120,227
	*,^ BlackBerry Ltd.		10,438,600	114,616
	Activision Blizzard Inc.		5,470,000	110,220
	Broadcom Corp. Class A		1,830,000	79,294
	Apple Inc.		546,000	60,267
*	eBay Inc.		989,000	55,503
	SanDisk Corp.		500,000	48,990
	MasterCard Inc. Class A		412,500	35,541
*	Entegris Inc.		2,583,472	34,128
	Applied Materials Inc.		970,000	24,172
*	Rambus Inc.		2,000,000	22,180
	Altera Corp.		500,000	18,470
	ASML Holding NV		148,175	15,978
*	F5 Networks Inc.		97,400	12,707
*	Keysight Technologies Inc.		340,292	11,492
	Symantec Corp.		400,000	10,262
*	salesforce.com inc		164,000	9,727
	Motorola Solutions Inc.		30,000	2,012
				14,217,035
	Materials (2.3%)
	Monsanto Co.		6,270,125	749,092
	Potash Corp. of Saskatchewan Inc.		5,699,900	201,320
	Praxair Inc.		925,000	119,843
	EI du Pont de Nemours & Co.		150,000	11,091
	Celanese Corp. Class A		60,000	3,598
	LyondellBasell Industries NV Class A		18,700	1,485
				1,086,429
	Total Common Stocks (Cost $19,224,498)			44,177,061
		Coupon
	Temporary Cash Investment (5.2%)
	Money Market Fund (5.2%)
	[2,3] Vanguard Market Liquidity Fund (Cost
	$2,422,314)	0.126%	2,422,314,126	2,422,314

	Total Investments (100.6%) (Cost $21,646,812)			46,599,375
	Other Assets and Liabilities-Net (-0.6%)[3]			(288,962)
	Net Assets (100%)			46,310,413

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $73,276,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $79,332,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

PRIMECAP Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	42,098,442	2,078,619	—
Temporary Cash Investments	2,422,314		—
Total	44,520,756	2,078,619	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

PRIMECAP Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2014		from		Capital Gain	2014
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Plantronics Inc.	176,858	—	—	555	—	196,253
Southwest Airlines Co.	1,167,068	—	—	2,074	—	1,462,550
Vanguard Market Liquidity Fund	1,831,829	NA1	NA1	88	—	2,422,314
Total	3,175,755			2,717	—	4,081,117
1 Not applicable—purchases and sales are for temporary cash investment purposes.

E. At December 31, 2014, the cost of investment securities for tax purposes was $21,464,812,000. Net unrealized appreciation of investment securities for tax purposes was $24,952,563,000, consisting of unrealized gains of $25,919,238,000 on securities that had risen in value since their purchase and $966,675,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement Income Fund

Schedule of Investments
As of December 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.3%)
U.S. Stock Fund (21.3%)
Vanguard Total Stock Market Index Fund Investor Shares	47,036,279	2,426,131

International Stock Fund (8.9%)
Vanguard Total International Stock Index Fund Investor Shares	65,010,826	1,010,919

U.S. Bond Funds (55.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	410,673,974	4,451,706
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	78,699,501	1,903,741
		6,355,447
International Bond Fund (14.2%)
Vanguard Total International Bond Index Fund Investor Shares	152,108,407	1,613,870
Total Investment Companies (Cost $9,988,466)		11,406,367
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.126% (Cost $3,625)	3,625,241	3,625
Total Investments (100.3%) (Cost $9,992,091)		11,409,992
Other Assets and Liabilities-Net (-0.3%)		(31,081)
Net Assets (100%)		11,378,911
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement Income Fund

		Current Period Transactions
			Proceeds			Dec. 31,
	Sept. 30, 2014		from		Capital Gain	2014
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	4,174	NA1	NA1	—	—	3,625
Vanguard Short-Term
Inflation-Protected Securities
Index Fund	1,886,096	75,559	15,317	13,435	—	1,903,741
Vanguard Total Bond Market
II Index Fund	4,422,906	155,512	168,335	24,990	10,206	4,451,706
Vanguard Total International
Bond Index Fund	1,572,397	30,983	21,300	7,409	—	1,613,870
Vanguard Total International
Stock Index Fund	984,712	75,151	—	8,126	—	1,010,919
Vanguard Total Stock Market
Index Fund	2,365,624	85,252	139,860	12,171	—	2,426,131
Total	11,235,909	422,457	344,812	66,131	10,206	11,409,992
1 Not applicable—purchases and sales are for temporary cash investment purposes.

D. At December 31, 2014, the cost of investment securities for tax purposes was $9,992,091,000. Net unrealized appreciation of investment securities for tax purposes was $1,417,901,000, consisting of unrealized gains of $1,468,561,000 on securities that had risen in value since their purchase and $50,660,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2010 Fund

Schedule of Investments
As of December 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.3%)
U.S. Stock Fund (25.6%)
Vanguard Total Stock Market Index Fund Investor Shares	34,717,862	1,790,747

International Stock Fund (10.9%)
Vanguard Total International Stock Index Fund Investor Shares	49,207,750	765,181

U.S. Bond Funds (51.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	240,601,511	2,608,120
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	40,177,475	971,893
		3,580,013
International Bond Fund (12.7%)
Vanguard Total International Bond Index Fund Investor Shares	83,880,510	889,972
Total Investment Companies (Cost $5,992,499)		7,025,913
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.126% (Cost $2,815)	2,814,594	2,815
Total Investments (100.3%) (Cost $5,995,314)		7,028,728
Other Assets and Liabilities-Net (-0.3%)		(18,023)
Net Assets (100%)		7,010,705
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2010 Fund

		Current Period Transactions
			Proceeds			Dec. 31,
	Sept. 30, 2014		from		Capital Gain	2014
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA1	NA1	—	—	2,815
Vanguard Short-Term
Inflation-Protected Securities
Index Fund	949,948	65,067	21,574	6,759	—	971,893
Vanguard Total Bond Market
II Index Fund	2,539,701	143,456	99,217	14,534	5,918	2,608,120
Vanguard Total International
Bond Index Fund	874,983	6,819	9,483	4,115	—	889,972
Vanguard Total International
Stock Index Fund	751,381	50,980	—	6,150	—	765,181
Vanguard Total Stock Market
Index Fund	1,843,774	34,221	174,716	9,298	—	1,790,747
Total	6,959,787	300,543	304,990	40,856	5,918	7,028,728
1 Not applicable—purchases and sales are for temporary cash investment purposes.

D. At December 31, 2014, the cost of investment securities for tax purposes was $5,995,314,000. Net unrealized appreciation of investment securities for tax purposes was $1,033,414,000, consisting of unrealized gains of $1,058,361,000 on securities that had risen in value since their purchase and $24,947,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2015 Fund

Schedule of Investments
As of December 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (35.9%)
Vanguard Total Stock Market Index Fund Investor Shares	152,876,093	7,885,349

International Stock Fund (15.1%)
Vanguard Total International Stock Index Fund Investor Shares	212,556,438	3,305,252

U.S. Bond Funds (39.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	646,553,030	7,008,635
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	66,449,973	1,607,425
		8,616,060
International Bond Fund (9.9%)
Vanguard Total International Bond Index Fund Investor Shares	204,624,872	2,171,070
Total Investment Companies (Cost $17,624,595)		21,977,731
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.126% (Cost $7,745)	7,744,891	7,745
Total Investments (100.1%) (Cost $17,632,340)		21,985,476
Other Assets and Liabilities-Net (-0.1%)		(28,552)
Net Assets (100%)		21,956,924
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2015 Fund

		Current Period Transactions
			Proceeds			Dec. 31,
	Sept. 30, 2014		from		Capital Gain	2014
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	27,597	NA1	NA1	—	—	7,745
Vanguard Short-Term
Inflation-Protected Securities
Fund	1,564,974	117,766	40,000	11,093	—	1,607,425
Vanguard Total Bond Market
II Index Fund	6,965,045	344,668	367,573	39,385	16,088	7,008,635
Vanguard Total International
Bond Index Fund	2,130,931	36,955	39,838	10,020	—	2,171,070
Vanguard Total International
Stock Index Fund	3,205,926	257,760	—	26,480	—	3,305,252
Vanguard Total Stock Market
Index Fund	7,879,758	196,531	560,729	39,698	—	7,885,349
Total	21,774,231	953,680	1,008,140	126,676	16,088	21,985,476
1 Not applicable—purchases and sales are for temporary cash investment purposes.

D. At December 31, 2014, the cost of investment securities for tax purposes was $17,632,340,000. Net unrealized appreciation of investment securities for tax purposes was $4,353,136,000, consisting of unrealized gains of $4,392,976,000 on securities that had risen in value since their purchase and $39,840,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2025 Fund

Schedule of Investments
As of December 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (47.8%)
Vanguard Total Stock Market Index Fund Investor Shares	299,749,842	15,461,097

International Stock Fund (20.2%)
Vanguard Total International Stock Index Fund Investor Shares	420,158,743	6,533,468

U.S. Bond Fund (25.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	765,101,344	8,293,699

International Bond Fund (6.3%)
Vanguard Total International Bond Index Fund Investor Shares	192,898,328	2,046,651
Total Investment Companies (Cost $25,053,812)		32,334,915
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.126% (Cost $22,812)	22,812,146	22,812
Total Investments (100.1%) (Cost $25,076,624)		32,357,727
Other Assets and Liabilities-Net (-0.1%)		(39,380)
Net Assets (100%)		32,318,347
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2025 Fund

			Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2014		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	7,412	NA1	NA1	3	—	22,812
Vanguard Total Bond Market II	8,028,026	802,370	613,832	45,881	18,707	8,293,699
Index Fund
Vanguard Total International Bond	1,995,205	74,301	63,322	9,417	—	2,046,651
Index Fund
Vanguard Total International Stock	6,272,198	583,211	__	52,222	—	6,533,468
Index Fund
Vanguard Total Stock Market Index	15,113,492	462,806	837,705	77,617	—	15,461,097
Fund
Total	31,416,333	1,922,688	1,514,859	185,140	18,707	32,357,727
1 Not applicable — purchases and sales are for temporary cash investment purposes.

D. At December 31, 2014, the cost of investment securities for tax purposes was $25,075,624,000. Net unrealized appreciation of investment securities for tax purposes was $7,281,103,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2020 Fund

Schedule of Investments
As of December 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (42.5%)
Vanguard Total Stock Market Index Fund Investor Shares	234,916,995	12,117,019

International Stock Fund (18.0%)
Vanguard Total International Stock Index Fund Investor Shares	330,080,494	5,132,752

U.S. Bond Fund (31.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	833,888,052	9,039,346

International Bond Fund (7.8%)
Vanguard Total International Bond Index Fund Investor Shares	210,775,708	2,236,330

Total Investment Companies (Cost $23,105,450)		28,525,447
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.126% (Cost $19,913)	19,912,692	19,913
Total Investments (100.1%) (Cost $23,125,363)		28,545,360
Other Assets and Liabilities-Net (-0.1%)		(20,751)
Net Assets (100%)		28,524,609

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2014, the cost of investment securities for tax purposes was $23,125,363,000.
Net unrealized appreciation of investment securities for tax purposes was $5,419,997,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2020 Fund

			Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2014		from		Capital Gain	2014
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	12,218	NA1	NA1	—	—	19,913
Vanguard Total Bond Market II Index
Fund	8,633,402	865,981	543,360	49,903	20,442	9,039,346
Vanguard Total International Bond
Index Fund	2,156,344	78,781	42,789	10,245	—	2,236,330
Vanguard Total International Stock
Index Fund	4,855,061	526,120	—	40,963	—	5,132,752
Vanguard Total Stock Market Index
Fund	11,817,952	335,856	598,808	61,239	—	12,117,019
Total	27,474,977	1,806,738	1,184,957	162,350	20,442	28,545,360
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2030 Fund

Schedule of Investments
As of December 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (52.8%)
Vanguard Total Stock Market Index Fund Investor Shares	243,939,142	12,582,381

International Stock Fund (22.5%)
Vanguard Total International Stock Index Fund Investor Shares	344,747,958	5,360,831

U.S. Bond Fund (19.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	437,667,886	4,744,320

International Bond Fund (4.9%)
Vanguard Total International Bond Index Fund Investor Shares	108,674,459	1,153,036

Total Investment Companies (Cost $18,608,904)		23,840,568
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.126% (Cost $20,738)	20,738,000	20,738
Total Investments (100.2%) (Cost $18,629,642)		23,861,306
Other Assets and Liabilities-Net (-0.2%)		(37,302)
Net Assets (100%)		23,824,004
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2014, the cost of investment securities for tax purposes was $18,629,642,000. Net unrealized appreciation of investment securities for tax purposes was $5,231,664,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2030 Fund

		Current Period Transactions
	Sept. 30,
	2014			Capital Gain	Dec. 31, 2014
	Market	Purchases	Proceeds from	Distributions	Market
	Value	at Cost	Securities Sold Income	Received	Value
	($000)	($000)	($000) ($000)	($000)	($000)
Vanguard Market Liquidity Fund	6,481	NA1	NA1 —	3	20,738
Vanguard Total Bond Market II Index
Fund	4,502,744	596,608	398,711 25,963	10,547	4,744,320
Vanguard Total International Bond Index
Fund	1,119,160	30,386	19,161 5,278	—	1,153,036
Vanguard Total International Stock Index
Fund	5,149,989	476,814	— 42,844	—	5,360,831
Vanguard Total Stock Market Index Fund 12,292,549		401,923	700,159 63,608	—	12,582,381
Total	23,070,923	1,505,731	1,118,031 137,693	10,550	23,861,306
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2035 Fund

Schedule of Investments
As of December 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (58.3%)
Vanguard Total Stock Market Index Fund Investor Shares	276,904,543	14,282,736

International Stock Fund (24.7%)
Vanguard Total International Stock Index Fund Investor Shares	388,975,744	6,048,573

U.S. Bond Fund (13.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	311,167,028	3,373,051

International Bond Fund (3.3%)
Vanguard Total International Bond Index Fund Investor Shares	77,171,580	818,790

Total Investment Companies (Cost $18,306,430)		24,523,150
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.126% (Cost $13,064)	13,063,892	13,064

Total Investments (100.1%) (Cost $18,319,494)		24,536,214
Other Assets and Liabilities-Net (-0.1%)		(22,140)
Net Assets (100%)		24,514,074
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2035 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2014		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	9,365	NA1	NA1	3	—	13,064
Vanguard Total Bond Market II	3,195,065	474,870	328,095	18,410	7,485	3,373,051
Index Fund
Vanguard Total International Bond	798,045	40,840	36,200	3,749	—	818,790
Index Fund
Vanguard Total International Stock	5,876,679	470,590	—	48,388	—	6,048,573
Index Fund
Vanguard Total Stock Market Index	13,938,024	332,866	646,972	71,639	—	14,282,736
Fund
Total	23,817,178	1,319,166	1,011,267	142,189	7,485	24,536,214
1 Not applicable — purchases and sales are for temporary cash investment purposes.

D. At December 31, 2014, the cost of investment securities for tax purposes was $18,319,494,000. Net unrealized appreciation of investment securities for tax purposes was $6,216,720,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2040 Fund

Schedule of Investments
As of December 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (62.7%)
Vanguard Total Stock Market Index Fund Investor Shares	200,581,213	10,345,979

International Stock Fund (27.2%)
Vanguard Total International Stock Index Fund Investor Shares	288,191,626	4,481,380

U.S. Bond Fund (8.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	123,480,248	1,338,526

International Bond Fund (2.0%)
Vanguard Total International Bond Index Fund Investor Shares	31,015,313	329,073

Total Investment Companies (Cost $12,567,986)		16,494,958
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.126% (Cost $11,056)	11,056,375	11,056

Total Investments (100.1%) (Cost $12,579,042)		16,506,014
Other Assets and Liabilities-Net (-0.1%)		(24,199)
Net Assets (100%)		16,481,815
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2040 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2014		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	10,023	NA1	NA1	2	—	11,056
Vanguard Total Bond Market II	1,274,711	165,091	113,706	7,436	3,014	1,338,526
Index Fund
Vanguard Total International Bond	318,470	20,501	16,345	1,500	—	329,073
Index Fund
Vanguard Total International Stock	4,262,284	490,059	50,000	35,363	—	4,481,380
Index Fund
Vanguard Total Stock Market Index	10,056,868	245,024	427,570	52,132	—	10,345,979
Fund
Total	15,922,356	920,675	607,621	96,433	3,014	16,506,014
1 Not applicable — purchases and sales are for temporary cash investment purposes.

D. At December 31, 2014, the cost of investment securities for tax purposes was $12,579,042,000. Net unrealized appreciation of investment securities for tax purposes was $3,926,972,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2045 Fund

Schedule of Investments
As of December 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (63.0%)
Vanguard Total Stock Market Index Fund Investor Shares	183,714,906	9,476,015

International Stock Fund (27.0%)
Vanguard Total International Stock Index Fund Investor Shares	260,900,843	4,057,008

U.S. Bond Fund (8.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	112,444,587	1,218,899

International Bond Fund (2.0%)
Vanguard Total International Bond Index Fund Investor Shares	28,201,748	299,220

Total Investment Companies (Cost $11,229,116)		15,051,142
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.126% (Cost $11,506)	11,505,623	11,506

Total Investments (100.2%) (Cost $11,240,622)		15,062,648
Other Assets and Liabilities-Net (-0.2%)		(26,835)
Net Assets (100%)		15,035,813
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2045 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2014		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	8,935	NA1	NA1	2	—	11,506
Vanguard Total Bond Market II	1,160,867	141,503	94,575	6,761	2,737	1,218,899
Index Fund
Vanguard Total International Bond	289,934	31,043	27,641	1,367	—	299,220
Index Fund
Vanguard Total International Stock	3,881,078	426,886	50,000	32,076	—	4,057,008
Index Fund
Vanguard Total Stock Market Index	9,155,174	164,398	272,718	47,297	—	9,476,015
Fund
Total	14,495,988	763,830	444,934	87,503	2,737	15,062,648
1 Not applicable — purchases and sales are for temporary cash investment purposes.

D. At December 31, 2014, the cost of investment securities for tax purposes was $11,240,622,000. Net unrealized appreciation of investment securities for tax purposes was $3,822,026,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2050 Fund

Schedule of Investments
As of December 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.3%)
U.S. Stock Fund (62.9%)
Vanguard Total Stock Market Index Fund Investor Shares	93,682,928	4,832,165

International Stock Fund (27.3%)
Vanguard Total International Stock Index Fund Investor Shares	135,125,528	2,101,202

U.S. Bond Fund (8.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	57,550,745	623,850

International Bond Fund (2.0%)
Vanguard Total International Bond Index Fund Investor Shares	14,482,750	153,662

Total Investment Companies (Cost $5,971,526)		7,710,879
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.126% (Cost $6,154)	6,153,664	6,154
Total Investments (100.4%) (Cost $5,977,680)		7,717,033
Other Assets and Liabilities-Net (-0.4%)		(34,206)
Net Assets (100%)		7,682,827
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2014, the cost of investment securities for tax purposes was $5,977,680,000. Net unrealized appreciation of investment securities for tax purposes was $1,739,353,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2050 Fund

		Current Period Transactions
	Sept. 30,		Proceeds
	2014		from		Capital Gain	Dec. 31, 2014
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	5,041	NA1	NA1	2	—	6,154
Vanguard Total Bond Market II Index
Fund	599,028	96,272	77,327	3,475	1,411	623,850
Vanguard Total International Bond
Index Fund	147,582	21,183	18,120	700	—	153,662
Vanguard Total International Stock
Index Fund	1,990,809	230,956	16,629	16,571	—	2,101,202
Vanguard Total Stock Market Index
Fund	4,653,479	180,341	222,412	24,342	—	4,832,165
Total	7,395,939	528,752	334,488	45,090	1,411	7,717,033
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2055 Fund

Schedule of Investments
As of December 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (62.8%)
Vanguard Total Stock Market Index Fund Investor Shares	22,815,100	1,176,803

International Stock Fund (27.2%)
Vanguard Total International Stock Index Fund Investor Shares	32,741,644	509,133

U.S. Bond Fund (8.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	14,057,876	152,387

International Bond Fund (1.9%)
Vanguard Total International Bond Index Fund Investor Shares	3,402,726	36,103

Total Investment Companies (Cost $1,623,996)		1,874,426
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 0.126% (Cost $3,974)	3,973,897	3,974

Total Investments (100.2%) (Cost $1,627,970)		1,878,400
Other Assets and Liabilities-Net (-0.2%)		(3,356)
Net Assets (100%)		1,875,044
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2055 Fund

		Current Period Transactions
	Sept. 30		Proceeds			Dec. 31,
	2014		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend Distributions		Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	2,341	NA1	NA1	1	—	3,974
Vanguard Total Bond Market II	133,540	33,196	15,674	810	335	152,387
Index Fund
Vanguard Total International Bond	33,353	2,048	—	164	—	36,103
Index Fund
Vanguard Total International Stock	450,284	92,010	9,000	3,947	—	509,133
Index Fund
Vanguard Total Stock Market Index	1,049,374	109,463	33,519	5,797	—	1,176,803
Fund
Total	1,668,892	236,717	58,193	10,719	335	1,878,400
1 Not applicable — purchases and sales are for temporary cash investment purposes.

D. At December 31, 2014, the cost of investment securities for tax purposes was $1,627,970,000. Net unrealized appreciation of investment securities for tax purposes was $250,430,000, consisting of unrealized gains of $254,910,000 on securities that had risen in value since their purchase and $4,480,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2060 Fund

Schedule of Investments
As of December 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (62.8%)
Vanguard Total Stock Market Index Fund Investor Shares	6,793,594	350,414

International Stock Fund (27.1%)
Vanguard Total International Stock Index Fund Investor Shares	9,715,206	151,071

U.S. Bond Fund (8.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	4,231,783	45,873

International Bond Fund (1.9%)
Vanguard Total International Bond Index Fund Investor Shares	999,278	10,602
Total Investment Companies (Cost $504,667)		557,960
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.126% (Cost $729)	728,810	729
Total Investments (100.1%) (Cost $505,396)		558,689
Other Assets and Liabilities-Net (-0.1%)		(657)
Net Assets (100%)		558,032
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2060 Fund

		Current Period Transactions
			Proceeds			Dec. 31,
	Sept. 30, 2014		from		Capital Gain	2014
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	437	NA1	NA1	—	—	729
Vanguard Total Bond Market
II Index Fund	39,012	8,787	2,304	239	100	45,873
Vanguard Total International
Bond Index Fund	9,579	818	—	48	—	10,602
Vanguard Total International
Stock Index Fund	131,101	28,244	1,231	1,177	—	151,071
Vanguard Total Stock Market
Index Fund	305,530	37,264	7,692	1,729	—	350,414
Total	485,659	75,113	11,227	3,193	100	558,689
1 Not applicable—purchases and sales are for temporary cash investment purposes.

D. At December 31, 2014, the cost of investment securities for tax purposes was $505,396,000. Net unrealized appreciation of investment securities for tax purposes was $53,293,000, consisting of unrealized gains of $57,386,000 on securities that had risen in value since their purchase and $4,093,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 18, 2015
VANGUARD CHESTER FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF EXECUTIVE OFFICER
Date: February 18, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.